ACCOUNTING ESTIMATES AND JUDGEMENTS (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2022	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Deferred income		$ 4,445	$ 292
Carrying amounts		$ 33,860	$ 43,654
Percentage of gross inventory		24.45%	17.33%	17.18%
Inventories net of provisions		$ 9,781	$ 6,716	$ 6,299
Percentage of group revenues		3.80%	6.00%	4.30%
Trade receivables, net impairment losses provision		$ 3,992	$ 5,443	$ 4,202	$ 3,590
Repayment of exchangeable notes				12,042
Impairment loss additions		17,779	24,295	26,932
Amortisation expense		1,403	2,368	2,825
Impairment loss charge			76,740
Director [Member]
Statement Line Items [Line Items]
Repayment of exchangeable notes	$ 99,900
Capitalised development costs [Member]
Statement Line Items [Line Items]
Carrying amounts		13,444	22,778
Impairment loss additions		6,896
Amortisation expense		959
Impairment loss charge		15,287
2% of gross inventory [Member]
Statement Line Items [Line Items]
Change in allowance		800	774	733
0.5% of gross inventory [Member]
Statement Line Items [Line Items]
Change in allowance		$ 510	$ 452	$ 485